Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,786,008.45
Previously Paid Amount	0.00
Total Fee Amount	522.85
Total Offset Amount	0.00
Net Fee	$ 522.85
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A